INCOME TAX EXPENSE	6 Months Ended
Jun. 30, 2026
Income tax [Abstract]
Income Tax Expense	Income Tax Expense

	For the three months ended June 30		For the six months ended June 30
	2026	2025	2026	2025
Current	$486	$465	$1,066	$752
Deferred	246	(363)	413	(372)
Total	$732	$102	$1,479	$380
Income tax expense was $1,479 million for YTD 2026 (YTD
2025: $380 million). The unadjusted effective income tax
rate for YTD 2026 was 25% of income before income taxes.
The underlying effective income tax rate on
ordinary income for YTD 2026 was 24% after adjusting for
the impact of foreign currency translation losses on current and deferred tax balances, changes in rehabilitation
provisions relating to non-operating mines, non-deductible
foreign exchange losses, the remeasurement of the Hemlo
contingent consideration; the impact of Loulo-Gounkoto,
gains and losses on the sale of assets, and other non-
recurring tax and non-tax adjustments.
Currency Translation
Current and deferred tax balances are subject to
remeasurement for changes in foreign currency exchange
rates each period. This is required in countries where tax is paid in local currency and the subsidiary has a different
functional currency (typically US dollars). The most
significant balances relate to Argentine, Malian and
Zambian tax balances.
In YTD 2026, a tax expense of $56 million (YTD
2025: $47 million tax recovery) arose primarily from net
translation losses on current tax balances due to the
strengthening of the Zambian Kwacha as well as translation
losses on deferred tax balances due to the weakening of
the West African CFA and the Argentine peso against the
US dollar. These net translation losses are included within
income tax expense.
Withholding Taxes
For YTD 2026, we have recorded $109 million (YTD 2025:
$50 million related to Argentina, Saudi Arabia, Tanzania,
and the United States) of dividend withholding taxes related to the distributed earnings of our subsidiaries in Argentina and Tanzania, and undistributed earnings of our
subsidiaries in Mali, Saudi Arabia and the United States.
United States Tax Reform
Under the Inflation Reduction Act signed in August 2022,
the United States implemented a 15% corporate alternative
minimum tax (“CAMT”) on applicable financial statement
income, effective for tax years beginning after December
31, 2022, with CAMT credit carryforwards having an
indefinite life. Barrick is subject to CAMT as it meets the
requisite income thresholds for a foreign-parented multi-
national group.
Since its introduction, we have recognized a
deferred tax asset (DTA) from the CAMT credit
carryforwards, anticipating recovery against future US
Federal Income Tax liabilities. In Q1 2026, the IRS outlined additional interim guidance on the CAMT to allow several
new adjustments to adjusted financial statement income
(AFSI) and modify the scope of certain AFSI adjustments in
prior interim guidance. Given potential future developments, the timing and amount of such CAMT recovery may be
subject to change pending issuance of final regulations.
Organization for Economic Co-operation and
Development (“OECD”) Pillar Two model rules
These rules apply to multi-national enterprises with annual
consolidated revenues of at least €750 million in at least
two of the prior four fiscal years immediately preceding the relevant fiscal year, which is reflective of our status.
Canada enacted Pillar Two legislation through the
Global Minimum Tax Act (“GMTA”), effective for fiscal years
beginning on or after December 31, 2023. Certain
jurisdictions in which the Group operates have also
enacted, or are in the process of enacting, legislation
implementing the Pillar Two framework. In accordance with
the GMTA, the Group filed its first GloBE Information Return and the related Canadian tax returns for the 2024 fiscal
year on June 30, 2026.
Consistent with the amendments to IAS 12 Income
Taxes issued by the IASB in May 2023, the Group has
applied the mandatory temporary exception from the
recognition and disclosure of deferred tax assets and
liabilities arising from Pillar Two income taxes. Accordingly, no deferred tax assets or liabilities have been recognized or disclosed in respect of Pillar Two legislation.
Based on the Group’s assessment of the OECD
Transitional Safe Harbor rules, no material Pillar Two
current tax expense or liability was identified for Q2 2026.
As the law is evolving, both in Canada and elsewhere, we
will continue to monitor the impact of this legislation.